Schedule of Operating Lease Liabilities (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Lessee, Lease, Description [Line Items]
ROU assets	$ 69,284	$ 6,720
Current	67,537	6,890
Non-current	5,708
Operating Lease Liability	$ 73,245	$ 6,890
Weighted average remaining lease terms (in years)	1 year 29 days	29 days
Office At Macau Square Macau [Member]
Lessee, Lease, Description [Line Items]
Office at China Insurance Group Building, Hong Kong	1 year and 10 months from January 1, 2023 to October 31, 2024
Office At Macau Square Macau One [Member]
Lessee, Lease, Description [Line Items]
Office at China Insurance Group Building, Hong Kong	2 years from November 1, 2024 to October 31, 2026